Retirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Retirement Benefits [Abstract]
Profit-sharing provision	$ 283	$ 382	$ 300
Contributions to profit sharing	372	322	293
Components of net periodic benefit costs [Abstract]
Service cost	13	15	11
Interest cost	22	22	20
Amortization of actuarial loss	(8)	(14)	(7)
Amortization of prior service cost	(10)	(10)	(10)
Total postretirement benefit cost	33	41	28
Change in benefit obligation [Roll Forwad]
Benefit obligation at August 31	407	441
Service cost	13	15	11
Interest cost	22	22	20
Amendments	(139)	0
Actuarial (gain) loss	52	(57)
Benefit payments	(18)	(18)
Participants contributions	5	4
Benefit obligation, end of period	342	407	441
Change in plan assets [Roll Forward]
Plan assets at fair value, beginning of period	0	0
Plan participants contributions	5	4
Employer contributions	13	14
Benefits paid	(18)	(18)
Plan assets at fair value, end of period	0	0	0
Funded status [Abstract]
Funded status	342	407
Unrecognized actuarial gain	0	0
Unrecognized prior service cost	0	0
Accrued benefit cost at August 31	(342)	(407)
Amounts recognized in balance sheet [Abstract]
Current liabilities (present value of expected 2013 net benefit payments)	10	11
Non-current liabilities	332	396
Net liability recognized at August 31	(342)	(407)
Amounts recognized in accumulated other comprehensive (income) loss [Abstract]
Prior service credit	(250)	(121)
Net actuarial loss	161	117
Amounts expected to be recognized as components of net periodic costs [Abstract]
Prior service credit	(22)
Net actuarial loss	11
Assumptions used to compute postretirement benefit obligation [Abstract]
Discount rate assumption used to compute the postretirement benefit obligation, (in hundredths)	4.15%	5.40%
Discount rate assumption used to determine net periodic benefit cost (in hundredths)	5.40%	4.95%	6.15%
Percentage value of consumer price index used in assumptions to compute the postretirement benefit obligation (in hundredths)	2.00%	2.00%
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate (in hundredths)	7.25%
Description of direction and pattern of change for assumed health care cost trend rate	gradually decreasing to 5.25% over the next ten years
Ultimate health care cost trend rate (in hundredths)	5.25%
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	(1)
Effect of one percentage point decrease on service and interest cost	2
Effect of one percentage point increase on postretirement obligation	(2)
Effect of one percentage point decrease on postretirement obligation	12
Estimated Future Benefit Payments [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2013	10
2014	12
2015	13
2016	15
2017	16
2018-2022	107
Estimated Federal Subsidy [Member]
Estimated future benefit payments and federal subsidy [Abstract]
2013	0
2014	0
2015	0
2016	0
2017	0
2018-2022	$ 1